Segmented information (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets	$ 9,011	$ 53,280
CANADA
Assets	7,930	13,232
Other [Member]
Assets	1,081	784
UNITED STATES
Assets	$ 0	$ 39,264